INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible assets

	December 31,
	2025	2024
		(As Restated)

Customer contract	$401,580	$373,020
IP asset	335,024	287,954
Software development costs	61,946	58,132
	798,550	719,106
Less: accumulated amortization	(442,075)	(344,578)
Intangible assets, net	$356,475	$374,528

Carrying value at December 31, 2023	$1,798,131
Add: Additions	—
Less: Amortization	(391,636)
Less: Impairments	(1,031,967)
Carrying value at December 31, 2024	374,528
Add: Additions	—
Less: Amortization	(40,829)
Less: Impairments	—
Foreign currency exchange effect	22,776
Carrying value at December 31, 2025	$356,475

Schedule of future amortization expense for intangible assets

Fiscal year
2026	$67,742
2027	57,811
2028	55,502
2029	55,502
2030	55,502
Thereafter	64,416
Total	$356,475